Notes Related to the Consolidated Statements of Financial Position - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash And Cash Equivalents [Abstract]
Total cash and cash equivalents as reported in statementof financial position	€ 134,371	€ 185,525	€ 37,646
Bank overdrafts		(11)
Total cash and cash equivalents as reported in statement of cash flow	€ 134,371	€ 185,514	€ 37,646	€ 45,634